Long-Term Debt - 2015 Term Loan Facility (Detail) - USD ($)			9 Months Ended		12 Months Ended
	May 22, 2018	Jul. 02, 2015	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 03, 2018	Feb. 02, 2019
Debt Instrument [Line Items]
Deferred loan costs			$ 2,532,000	$ 4,136,000	$ 3,744,000
Outstanding letters of credit			$ 30,800,000
Secured Debt | 2015 Term Loan Facility
Debt Instrument [Line Items]
Debt term		7 years
Debt face amount		$ 1,800,000,000
Quarterly principal payments		$ 4,600,000
Weighted average interest rate			5.00%
Gross principal repurchased			$ 23,900,000	147,700,000
Reacquisition price of debt			16,000,000	104,600,000
Net gain recognized			7,800,000	$ 42,300,000
Secured Debt | 2015 Term Loan Facility | LIBOR Rate | Variable Rate Component, One
Debt Instrument [Line Items]
Interest rate floor		1.00%
Basis spread on variable rate		4.00%
Secured Debt | 2015 Term Loan Facility | LIBOR Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Secured Debt | 2015 Term Loan Facility | Federal funds rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Secured Debt | 2015 Term Loan Facility | Base Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%
New Academy Holding Company, LLC
Debt Instrument [Line Items]
Deferred loan costs					3,744,000		$ 5,830,000
Amortization of deferred loan costs					2,600,000	$ 3,200,000	3,000,000
Outstanding letters of credit					17,700,000
Borrowings outstanding					1,468,993,000,000
New Academy Holding Company, LLC | 2015 Term Loan Facility
Debt Instrument [Line Items]
Net of discount long term debt		$ 9,100,000
New Academy Holding Company, LLC | Secured Debt | 2015 Term Loan Facility
Debt Instrument [Line Items]
Debt term		7 years
Debt face amount		$ 1,800,000,000
Quarterly principal payments		$ 4,600,000
Weighted average interest rate		5.77%
Prepayment of loan due		$ 15,900,000
Gross principal repurchased					147,700,000	26,200,000
Reacquisition price of debt					104,600,000	19,700,000
Net gain recognized					$ 42,300,000	$ 6,300,000
Debt instrument, guarantee, percent of capital stock pledged					100.00%
Debt Instrument, Guarantee, Percent Of Voting Capital Stock Pledged					6600.00%
New Academy Holding Company, LLC | Secured Debt | 2015 Term Loan Facility | LIBOR Rate | Variable Rate Component, One
Debt Instrument [Line Items]
Interest rate floor		1.00%
Basis spread on variable rate		4.00%
New Academy Holding Company, LLC | Secured Debt | 2015 Term Loan Facility | LIBOR Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
New Academy Holding Company, LLC | Secured Debt | 2015 Term Loan Facility | Federal funds rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
New Academy Holding Company, LLC | Secured Debt | 2015 Term Loan Facility | Base Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%
Revolving Credit Facility | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Debt term		5 years
Maximum borrowing capacity	$ 1,000,000,000	$ 650,000,000
Springing maturity clause period	91 days
Credit facility increase limit	$ 250,000,000
Borrowings outstanding			0
Remaining borrowing capacity			844,700,000
Unused commitment fee, percentage		0.25%
Revolving Credit Facility | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | LIBOR Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving Credit Facility | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | Federal funds rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | Minimum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | LIBOR Rate | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
Revolving Credit Facility | Minimum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | Base Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.25%
Revolving Credit Facility | Maximum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | LIBOR Rate | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Revolving Credit Facility | Maximum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | Base Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.75%
Revolving Credit Facility | New Academy Holding Company, LLC | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Debt term		5 years
Maximum borrowing capacity	$ 1,000,000,000	$ 650,000,000
Springing maturity clause period	91 days
Professional fees	$ 2,800,000
Deferred loan costs write off	100,000
Credit facility increase limit	$ 250,000,000
Borrowings outstanding					$ 0
Remaining borrowing capacity					827,400,000
Unused commitment fee, percentage		0.25%
Revolving Credit Facility | New Academy Holding Company, LLC | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | Federal funds rate | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Revolving Credit Facility | New Academy Holding Company, LLC | Minimum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | LIBOR Rate | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
Revolving Credit Facility | New Academy Holding Company, LLC | Minimum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | Base Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.25%
Revolving Credit Facility | New Academy Holding Company, LLC | Maximum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | LIBOR Rate | Variable Rate Component, One
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Revolving Credit Facility | New Academy Holding Company, LLC | Maximum | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | Base Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		0.75%
Letter of Credit | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding letters of credit			$ 21,100,000
Letter of Credit | New Academy Holding Company, LLC | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding letters of credit					15,900,000
Letter of Credit | New Academy Holding Company, LLC | Line of Credit | Senior Secured Asset-Based Revolving Credit Facility | LIBOR Rate | Variable Rate Component, Two
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Other Non current Assets [Member] | New Academy Holding Company, LLC
Debt Instrument [Line Items]
Deferred loan costs					$ 3,400,000		$ 4,500,000